REVENUE RECOGNITION	12 Months Ended
Jun. 26, 2019
Revenue Recognition [Abstract]
REVENUE RECOGNITION
Deferred Development and Franchise Fees
We receive development fees for territory development arrangements and franchise fees for new restaurant openings from our franchisees that are deferred as a contract liability and recognized on a straight-line basis into Franchise and other revenues in the Consolidated Statements of Comprehensive Income over the term of the underlying agreements. The unrecognized fees received from franchisees are classified within Other accrued liabilities for the current portion expected to be recognized within the next 12 months, and Other liabilities for the long-term portion in the Consolidated Balance Sheets. A summary of significant changes to the related deferred balance during the fiscal year ended June 26, 2019 is presented below, along with the revenues expected to be recognized in the subsequent periods.

Deferred Development and Franchise Fees
Balance at June 27, 2018	$—
Cumulative effect adjustment from adoption of ASC 606	18.1
Additions	0.9
Amount recognized to Franchise and other revenues	(2.8)
Balance at June 26, 2019	$16.2

Fiscal Year	Development and Franchise Fees Revenue Recognition
2020	$1.4
2021	1.4
2022	1.3
2023	1.3
2024	1.3
Thereafter	9.5
$16.2

The development and franchise fees that will be recognized in future years are based on contracts with franchisees. These amounts represent the amount that will be recognized pursuant to the satisfaction of the contractual performance obligations of the current agreements. These amounts are based on active contracts and any modifications or terminations of these contracts may affect the timing of the recognition. We also expect to have future year royalties and advertising fees related to our franchise contracts, however under ASC 606, these future year revenues are not yet determinable due to unsatisfied performance obligations based upon a sales-based royalty.
Financial Statement Impact of Transition to ASC 606
ASC 606 was applied to all contracts with customers as of the first day of fiscal 2019, June 28, 2018. The cumulative effect was applied using the modified retrospective approach. The Consolidated Balance Sheets reflect the transition to ASC 606 as an adjustment at June 28, 2018 as follows:

	June 27, 2018	ASC 606 Cumulative Effect Adjustments	June 28, 2018
ASSETS
Other assets
Deferred income taxes, net(1)	$33.6	$2.5	$36.1
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Gift card liability(2)	119.1	(8.2)	110.9
Other accrued liabilities(3)	127.2	1.5	128.7
Other liabilities(3)	131.7	16.6	148.3
Shareholders’ deficit(2) (3)	(718.3)	(7.4)	(725.7)

(1)	Deferred income taxes, net adjustment relates to the net change in liabilities and equity as a result of the adoption of ASC 606 described in notes (2) and (3) below.

(2)
Gift card liability is adjusted for the ASC 606 adoption impact of the change to recognize gift card breakage proportionate to the pattern of related gift card redemption. Under Legacy GAAP, gift card breakage was recognized when the likelihood of redemption was deemed remote. The cumulative effect of applying ASC 606 accounting to gift card balances outstanding at June 28, 2018 resulted in an $8.2 million decrease in Gift card liability due to the change in timing of recognition between ASC 606 and Legacy GAAP, and a corresponding $2.0 million decrease in Deferred income taxes, net, and a $6.2 million decrease in Shareholders’ deficit.

(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.

Comparison of Fiscal 2019 Periods if Legacy GAAP Had Been in Effect
The following tables reflect the impact to the Consolidated Statement of Income for the fiscal year ended June 26, 2019, Cash flows from operating activities for the fiscal year ended June 26, 2019, and Consolidated Balance Sheet at June 26, 2019 as if the Legacy GAAP was still in effect.
The adjustments presented below in the Consolidated Statement of Income include under ASC 606, advertising fees now presented on a gross basis as a component of Franchise and other revenues. Under Legacy GAAP, the advertising fees were recorded as a reduction to advertising expenses within Restaurant expenses in the Consolidated Statements of Comprehensive Income. Additionally, the recognition timing change for franchise related fees and gift card breakage is included within Franchise and other revenues.
The adjustments presented below in the Consolidated Balance Sheet relate to the cumulative effect impact described above in the “Financial Statement Impact of Transition to ASC 606” section, as well as the impact from the change in the gift card breakage, deferred development and franchise fees, and corresponding deferred tax and retained earnings balances as of June 26, 2019.
Consolidated Statement of Income

	Fiscal Year Ended June 26, 2019
	As Reported ASC 606 Amounts	Adjustments	Legacy GAAP Amounts
Revenues
Company sales	$3,106.2	$—	$3,106.2
Franchise and other revenues	111.7	(24.6)	87.1
Total revenues	3,217.9	(24.6)	3,193.3
Operating costs and expenses
Company restaurants (excluding depreciation and amortization)
Cost of sales	823.0	—	823.0
Restaurant labor	1,059.7	—	1,059.7
Restaurant expenses	812.3	(20.3)	792.0
Company restaurant expenses	2,695.0	(20.3)	2,674.7
Depreciation and amortization	147.6	—	147.6
General and administrative	149.1	—	149.1
Other (gains) and charges	(4.5)	—	(4.5)
Total operating costs and expenses	2,987.2	(20.3)	2,966.9
Operating income	230.7	(4.3)	226.4
Interest expense	61.6	—	61.6
Other (income), net	(2.7)	—	(2.7)
Income before provision for income taxes	171.8	(4.3)	167.5
Provision for income taxes	16.9	(1.1)	15.8
Net income	$154.9	$(3.2)	$151.7

Basic net income per share	$4.04	$(0.08)	$3.96

Diluted net income per share	$3.96	$(0.08)	$3.88

Consolidated Balance Sheet

	June 26, 2019
	As Reported ASC 606 Amounts	Adjustments	Legacy GAAP Amounts
ASSETS
Current assets
Total current assets	$177.0	$—	$177.0
Property and equipment, at cost
Net property and equipment	755.1	—	755.1
Other assets
Goodwill	165.5	—	165.5
Deferred income taxes, net	112.0	(1.3)	110.7
Intangibles, net	22.3	—	22.3
Other	26.4	—	26.4
Total other assets	326.2	(1.3)	324.9
Total assets	$1,258.3	$(1.3)	$1,257.0
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Current installments of long-term debt	$9.7	$—	$9.7
Accounts payable	97.5	—	97.5
Gift card liability	100.9	10.6	111.5
Accrued payroll	82.1	—	82.1
Other accrued liabilities	131.4	(1.2)	130.2
Total current liabilities	421.6	9.4	431.0
Long-term debt, less current installments	1,206.6	—	1,206.6
Deferred gain on sale leaseback transactions	255.3	—	255.3
Other liabilities	153.0	(14.7)	138.3
Shareholders’ deficit
Common stock	17.6	—	17.6
Additional paid-in capital	522.0	—	522.0
Accumulated other comprehensive loss	(5.6)	—	(5.6)
Retained earnings	2,771.2	4.0	2,775.2
Less treasury stock, at cost	(4,083.4)	—	(4,083.4)
Total shareholders’ deficit	(778.2)	4.0	(774.2)
Total liabilities and shareholders’ deficit	$1,258.3	$(1.3)	$1,257.0

Cash flows from operating activities

	Fiscal Year Ended June 26, 2019
	As Reported ASC 606 Amounts	Adjustments	Legacy GAAP Amounts
Net income	$154.9	$(3.2)	$151.7
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization	147.6	—	147.6
Stock-based compensation	16.4	—	16.4
Restructure charges and other impairments	26.5	—	26.5
Net (gain) loss on disposal of assets	(33.1)	—	(33.1)
Other	3.0	—	3.0
Changes in assets and liabilities:
Accounts receivable, net	(3.0)	—	(3.0)
Inventories	1.0	—	1.0
Restaurant supplies	(0.6)	—	(0.6)
Prepaid expenses	(3.0)	—	(3.0)
Deferred income taxes, net	(75.8)	(1.1)	(76.9)
Other assets	0.9	—	0.9
Accounts payable	(4.1)	—	(4.1)
Gift card liability	(10.1)	2.3	(7.8)
Accrued payroll	6.8	—	6.8
Other accrued liabilities	(7.7)	0.2	(7.5)
Current income taxes	(12.7)	—	(12.7)
Other liabilities	5.7	1.8	7.5
Net cash provided by operating activities	$212.7	$—	$212.7